RELATED PARTY TRANSACTIONS - Tax Receivable Agreement (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Refund of preclosing taxes to be paid to Sellers		100.00%
Refund of preclosing taxes to be paid to Sellers, period after closing		2 years
Deferred tax asset			$ (11,924)
Additional paid-in capital		$ (25,239)	(48,027)
Tax Receivable Agreement liability - current		1,310	$ 510
Error Corrections Resulting From Completion of Tax Return | Revision of Prior Period, Error Correction, Adjustment
Related Party Transaction [Line Items]
Deferred tax asset	$ 2,100
Decrease in tax receivable agreement liability	1,800
Decrease to additional paid in capital, tax receivable agreement changes	$ 300
Blocker Corp
Related Party Transaction [Line Items]
Deferred tax asset		(20,100)
Income taxes receivable		199
Tax receivable agreement liability		16,300
Additional paid-in capital		$ 4,000